CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
OPERATING ACTIVITIES -
Net income	$ 848	$ 1,272	$ 539
Less: Cash received from contingent sale proceeds			(133)
Adjustments to reconcile net income to net cash from operating activities:
Depreciation	266	302	368
Amortization	46	84	93
Impairment charges	428	21	28
Net (gain) loss on business dispositions	(772)	(1,305)	(138)
Increase (decrease) in deferred income taxes	(400)	180	525
Pension contributions, net of income/expense	(226)	(80)	(211)
Refundable tax on Senseo payments	(43)
Debt extinguishment costs	39	55
Other	(70)	(19)	4
Change in current assets and liabilities, net of businesses acquired and sold:
Trade accounts receivable	66	116	58
Inventories	34	(206)	57
Other current assets	(30)	(42)	(26)
Accounts payable	29	62	43
Accrued liabilities	94	(171)	19
Accrued taxes	(60)	178	(274)
Net cash from operating activities	249	447	952
INVESTMENT ACTIVITIES -
Purchases of property and equipment	(314)	(337)	(373)
Purchase of software and other intangibles	(188)	(18)	(12)
Acquisitions of businesses and investments	(30)	(119)
Dispositions of businesses and investments	2,033	2,305	204
Cash balance of int'l coffee & tea business at spin-off	(2,061)
Deposit on business disposition		203
Cash received from contingent sale proceeds			133
Cash received from (used in) derivative transactions	31	81	(26)
Sales of assets	8	14	22
Net cash from (used in) investment activities	(521)	2,129	(52)
FINANCING ACTIVITIES -
Issuances of common stock	84	52	13
Purchases of common stock		(1,313)	(500)
Borrowings of other debt	851	1,054	466
Repayments of other debt and derivatives	(1,811)	(1,431)	(492)
Net change in financing with less than 90-day maturities	(204)	172	20
Stock compensation income tax benefits	15
Purchase of non-controlling interest	(10)
Payments of dividends	(271)	(285)	(308)
Net cash used in financing activities	(1,346)	(1,751)	(801)
Effect of changes in foreign exchange rates on cash	(213)	286	(103)
Increase (decrease) in cash and equivalents	(1,831)	1,111	(4)
Add: Cash balance of discontinued operations at beginning of year	1,992	911	818
Less: Cash balance of discontinued operations at end of year		(1,992)	(911)
Cash and equivalents at beginning of year	74	44	141
Cash and equivalents at end of year	235	74	44
Supplemental Cash Flow Data:
Cash paid for restructuring charges	512	177	135
Cash contributions to pension plans	213	124	332
Cash paid for income taxes	$ 209	$ 325	$ 427